Financing (Income) Expenses, Net - Schedule of Financing (Income) Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Change in fair value of warrants liability and fair value of warrants expired (Note 8)	$ 499,874	$ (925,910)
Change in fair value of convertible bridge loans following to Maturity Date (Note 7)	2,321,867
Loss from extinguishment of loans from shareholders (Note 6)	1,423,493
Direct and incremental issuance costs allocated to First Warrant (Note 7)	22,109
Amortization of discounts and accrued interest on convertible bridge loans (prior to Maturity Date) (Note 7)	958,741
Change in liability to minimum royalties (Note 9B)	50,000	50,000
Exchange rate differences and other finance income (expenses)	57,414	(45,427)
Financing (income) expenses, net	$ 5,333,498	$ (921,337)